**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

Received SEC

AUG 27 2012

Washington, DC 20549

NYSE EURONEXT

CERTNYS

001-09861

12027894

August 27, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, M&T BANK CORPORATION, Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and Fixed Rate Cumulative Perpetual Preferred Stock, Series C and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 23, 2012. Tentative listing date – August 29, 2012.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com